SEGMENT INFORMATION	6 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
SEGMENT INFORMATION

13.    SEGMENT INFORMATION

The following tables present information with respect to the Group´s reporting segments:

	Seed and
	integrated	Crop	Crop
Period ended December 31, 2021	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	23,767,633	82,062,604	51,708,389	157,538,626
Royalties	1,129,024			1,129,024
Others
Government grants	805	—	—	805
Initial recognition and changes in the fair value of biological assets	1,033,753	845,387	263,688	2,142,828
Changes in the net realizable value of agricultural products after harvest	(821,078)	(304,522)	(116,585)	(1,242,185)
Total	25,110,137	82,603,469	51,855,492	159,569,098

Cost of sales	(8,988,420)	(57,480,257)	(26,746,765)	(93,215,442)
Gross profit per segment	16,121,717	25,123,212	25,108,727	66,353,656
% Gross margin	64%	30%	48%	42%

	Seed and
	integrated	Crop	Crop
Period ended December 31, 2020	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	19,191,676	48,577,062	20,847,834	88,616,572
Royalties	1,492,026			1,492,026
Others
Government grants	1,160	—	—	1,160
Initial recognition and changes in the fair value of biological assets	470,789	119,039	394,365	984,193
Total	21,155,651	48,696,101	21,242,199	91,093,951

Cost of sales	(8,705,712)	(28,703,147)	(10,777,625)	(48,186,484)
Gross profit per segment	12,449,939	19,992,954	10,464,574	42,907,467
% Gross margin	59%	41%	49%	47%